Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 43,157	$ 53,387
Long-term debt bearing interest at variable rates	12,200	12,300
Fixed-rate long-term debt	11,000	13,700
Fair value of fixed long-term debt and other long-term liabilities	$ 10,200	$ 12,900